SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Prepaid Expenses And Other Current Assets
Prepayment for inventories and others	$ 224,874	¥ 1,600,862	¥ 260,033
Deferred offering costs			4,933,304
Prepaid taxes	51,405	365,950	961,824
Total	$ 276,279	¥ 1,966,812	¥ 6,155,161